Related Party Notes Payable (Detail) (USD $)	1 Months Ended							3 Months Ended	9 Months Ended	12 Months Ended							1 Months Ended				12 Months Ended											12 Months Ended	1 Months Ended	3 Months Ended				1 Months Ended	4 Months Ended				12 Months Ended
	Jul. 31, 2012	Feb. 29, 2012	Oct. 31, 2011	Sep. 30, 2011	Mar. 31, 2010	Dec. 31, 2009	Oct. 31, 2009	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Feb. 02, 2012	Apr. 30, 2011	Nov. 30, 2010	Dec. 31, 2006	Feb. 29, 2012 If Converted Prior to Maturity Date or Consumption of Qualified IPO [Member] Related Party BSC Convertible Notes Payable [Member]	Feb. 29, 2012 If Converted In Context Other than Qualified Financing [Member] Related Party BSC Convertible Notes Payable [Member]	Oct. 31, 2009 BSC Notes [Member]	Dec. 31, 2011 Summer 2011 Notes [Member]	Dec. 31, 2011 Warrant [Member] Minimum [Member]	Dec. 31, 2011 Warrant [Member] Maximum [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2008 Warrant [Member]	Feb. 02, 2012 Qualified Financing from Medtronic, Inc., St. Jude Medical, Inc., or Johnson & Johnson [Member] Related Party BSC Convertible Notes Payable [Member]	Feb. 02, 2012 Other Investors [Member] Related Party BSC Convertible Notes Payable [Member]	Feb. 02, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Mar. 31, 2010 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Feb. 29, 2012 Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2009 Related Party BSC Convertible Notes Payable [Member]	Feb. 02, 2012 Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2011 Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2010 Related Party BSC Convertible Notes Payable [Member]	Feb. 29, 2012 Related Party 2011 Unsecured Convertible Notes Payable [Member]	Sep. 30, 2011 Related Party 2011 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2011 Related Party 2011 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2011 BSC Notes [Member]	Dec. 31, 2011 The 2011 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2011 Summer 2011 Notes [Member]
Proceeds from Related Party Debt (in Dollars)							$ 3,500,000																											$ 3,500,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%		10.00%	4.50%				8.00%			10.00%	10.00%															0.00%					10.00%	0.00%				15.00%			15.00%
Related Party Convertible Notes Payable, Extension Period																																	3 years
(in Dollars)								4,338,601	4,338,601	4,377,294			4,338,601																							3,500,000	2,846,764			877,294
Maximum Percentage of Cash Proceeds from Qualified Financing Used to Prepay Outstanding Related Party Notes																											100.00%	25.00%
Threshold Amount of Qualified Initial Public Offering (in Dollars)													20,000,000
Debt Instrument, Convertible, Conversion Ratio																	1	1
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 8.00					$ 0.60				$ 0.60																$ 8.00	$ 4.00				$ 8.00					$ 0.60
Derivative, Gain (Loss) on Derivative, Net (in Dollars)								(7,439)	(7,439)		1,227,500
Proceeds from Unsecured Notes Payable (in Dollars)																																							1,310,000
Warrants Issued During Period (in Shares)	2,727,274								7,607,071														2,122,500	25,444															1,310,000
Term of Related Party Unsecured Convertible Notes Payable																																							2 years
Term of Warrants	5 years		5 years		5 years					5 years																													2 years
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.45								$ 1.05														$ 0.29	$ 8.00															$ 0.01
Conversion Price of Unsecured Convertible Notes Payable Upon Consummation of Initial Public Offering																																							60.00%
Conversion Price of Unsecured Convertible Notes Payable Upon Consummation of Reverse Merger																																							60.00%
Debt Conversion, Original Debt, Amount (in Dollars)		10,811,500				1,131,399																																1,425,865
Debt Conversion, Converted Instrument, Shares Issued (in Shares)						195,868																																2,376,447
Amount of Unamortized Discount Associated with Relative Fair Value of Warrants Written Off (in Dollars)																																						405,602
Debt Instrument, Convertible, Effective Interest Rate			10.00%		10.00%		10.00%			10.00%
Percent Proceeds Required to Prepaying Outstanding Debt							100.00%												25.00%
Proceeds from Issuance Initial Public Offering										20,000,000
Derivative Liabilities						1,227,500				(1,227,500)																															0
Debt Instrument, Unamortized Discount											653,236				2,775,300					486,102																0	653,236			432,706	0
Convertible Debt				1,310,000	4,071,000					3,805,500				2,000,000																													1,310,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			50,000	1,310,000	25,444					1,902,750		4,600,842				141,500
Term of Vested Warrants				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.10		0.75	0.01				0.94	0.94	0.43						4.00							0.43	3.74	0.42	1.74
Conversion Price As Percentage of Public Offering Price				60.00%	80.00%
Conversion Price Equal to Fair Market Value of Stock				60.00%
Proceeds from Issuance or Sale of Equity				5,000,000						1,310,000
Conversion Price As Percentage Of Price Paid By Investors In Equity Financing				60.00%
Warrants and Rights Outstanding										$ 486,102
Fair Value Assumptions, Exercise Price (in Dollars per share)					$ 9.64					$ 0.60													$ 0.01
Fair Value Assumptions, Expected Dividend Rate							0.00%			0.00%	0.00%												0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate							38.28%			46.58%	44.84%										48.67%	49.36%		44.81%																			43.00%
Fair Value Assumptions, Risk Free Interest Rate							1.14%			0.25%	0.61%										0.81%	1.13%		2.36%								0.45%											0.21%
Fair Value Assumptions, Expected Term							2 years			54 days	9 months												5 years	5 years																			2 years